Fair Value Measurements (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information
The following is a summary of borrowings as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018	December 31, 2017
Fair value	$1,820,280	$1,765,151
Recorded value(1)	1,852,500	1,823,040

(1)	Recorded value does not include deferred financing costs of $14.0 million and $16.0 million as of June 30, 2018 and December 31, 2017, respectively.

The following is a summary of borrowings as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Fair value	$1,765,151	$1,056,990
Recorded value(1)	1,823,040	1,065,180

(1)	Recorded value does not include net deferred financing costs of $16.0 million and $9.0 million as of December 31, 2017 and 2016, respectively.

Fair Value, Liabilities Measured on Recurring Basis
The fair value measurements of those assets and liabilities as of June 30, 2018 and December 31, 2017, were as follows (in thousands):

	June 30, 2018			December 31, 2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Interest rate swaps-term loans(1)	$—	$34,839	$—	$—	$16,496	$—
Interest rate swap-mortgage note(1)	—	—	—	—	(61)	—
Earn-out liability(2)	—	—	(39,500)	—	—	(38,000)

(1)	We record derivative assets in Other Assets, Net and derivative liabilities in Accounts Payable and Other Liabilities on our consolidated balance sheets.

(2)
The estimated fair value of the earn-out is presented in Accounts Payable and Other Liabilities on the consolidated balance sheets. We will continue to estimate the fair value of this earn-out liability at each reporting date during the contingency period and record any changes on our consolidated statements of operations.

The fair value measurements of those assets and liabilities as of December 31, 2017 and 2016, were as follows (in thousands):

	2017			2016
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Interest rate swaps-term loans(1)	$—	$16,496	$—	$—	$11,916	$—
Interest rate swap-mortgage note(1)	—	(61)	—	—	(262)	—
Earn-out liability	—	—	(38,000)	—	—	—

(1)	We record derivative assets in Other Assets, Net and derivative liabilities in Accounts Payable and Other Liabilities on our consolidated balance sheets.

Fair Value Measurements, Nonrecurring	The fair value measurement of our impaired real estate asset as of June 30, 2018, was as follows (in thousands):

	June 30, 2018
	Level 1	Level 2	Level 3
Impaired real estate asset	$—	$5,300	$—